Note 6 - Leases	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Operating Leases, Disclosure [Text Block]
6.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Future minimum operating lease payments:

The Company's future minimum operating lease payments required to be made after
June 30, 2019,
relating to the bareboat chartered-in vessels M/T Stenaweco Energy and M/T Stenaweco Evolution are as follows:

Period ending June 30	Bareboat Charter Lease Payments
2019 (remainder)	3,115
2020	6,299
2021	6,282
2022	1,034
Total	16,730

Period ending June 30, 2019	Amount

Total lease payments	16,730
less imputed interest	(2,462)
Total operating lease liabilities	14,268

The discount rate used to calculate the lease liability was
9.09%
(same as weighted average), which was the rate inherent at the lease at the lease inception. The weighted average remaining lease term on our chartered-in contracts greater than
12
months is
32.1
months. The cash paid for operating leases with terms greater than
12
months is
$3,115
for the
six
months ended
June 30, 2019.

B. Lease arrangements, under which the Company acts as the lessor

Time Charter out contracts:

As of
June 30, 2019,
the Company operated
four
vessels (M/T Stenaweco Energy, M/T Stenaweco Evolution, M/T Stenaweco Excellence and M/T Stenaweco Elegance) under time charters with Stena Bulk A/S, three
vessels (M/T Eco Revolution, M/T Eco Bel Air and M/T ECO Beverly Hills) under time charters with BP Shipping Limited, two
vessels (M/T Eco Palm Desert and M/T Eco California) under time charters with Shell Tankers Singapore Private Limited, one
vessel (M/T Nord Valiant) under time charter with Dampskibsselskabet Norden A/S, one
vessel (M/T Ecofleet) under time charter with Clearlake Shipping Pte Ltd and one
vessel (M/T Marina Del Ray) under time charter with Cargill International SA.

Future minimum time-charter receipts, based on the vessels commitments to these non-cancellable time charter contracts, as of
June 30, 2019,
are as follows:

Year ending December 31,	Time Charter receipts
2019 (remainder)	36,409
2020	69,770
2021	39,194
2022	13,242
2023	5,512
2024	1,178
Total	165,305

In arriving at the minimum future charter revenues, an estimated
20
days off-hire time to perform scheduled dry-docking was deducted for vessels scheduled to undergo such dry-docking within their respective time charter period, and it has been assumed that no
additional off-hire time is incurred, although there is
no
assurance that such estimate will be reflective of the actual off-hire in the future.